SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses, federal & state	$ 6,391,691	$ 6,391,691